Shareholder Report, Average Annual Return (Details) 193797_Innovator U.S. Equity Power Buffer ETF - June_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	77 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Innovator U.S. Equity Power Buffer ETF™ - June
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Equity Power Buffer ETF - June NAV
Average Annual Return, Percent	12.47%	7.45%	7.94%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	21.45%	17.64%	17.06%
S&P 500 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500
Average Annual Return, Percent	19.89%	15.91%	15.24%